Corporation's risk-based capital and leverage ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Corporate [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,761,555	$ 4,357,148
Capital to Risk Weighted Assets	20.42%	18.63%
Tier One Risk Based Capital	4,464,742	4,058,242
Tier One Risk Based Capital to Risk Weighted Assets	19.15%	17.35%
Tier One Leverage Capital	4,464,742	4,058,242
Tier One Leverage Capital to Average Assets	12.85%	11.52%
Corporate [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,865,494	1,871,326
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	932,747	935,663
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Corporate [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,042,384	1,056,785
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,389,845	1,409,047
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	2,607,018	2,699,339
Capital to Risk Weighted Assets	14.76%	15.25%
Tier One Risk Based Capital	2,381,347	2,288,076
Tier One Risk Based Capital to Risk Weighted Assets	13.48%	12.93%
Tier One Leverage Capital	2,381,347	2,288,076
Tier One Leverage Capital to Average Assets	9.21%	8.65%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,413,292	1,415,630
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	706,646	707,815
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	775,562	793,517
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,034,083	1,058,023
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,400,740	1,290,343
Capital to Risk Weighted Assets	25.47%	24.04%
Tier One Risk Based Capital	1,331,471	1,221,893
Tier One Risk Based Capital to Risk Weighted Assets	24.21%	22.77%
Tier One Leverage Capital	1,331,471	1,221,893
Tier One Leverage Capital to Average Assets	15.92%	15.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	439,908	429,387
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	219,954	214,693
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular North America [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	250,931	244,390
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 334,575	$ 325,853
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%